Stock-Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014
Series C Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, Authorized shares		1,550
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, Authorized shares	36,065,303		36,065,303
Stock compensation award, method of measurement	Black-Scholes option valuation model
Incentive Units Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement	Monte Carlo simulation valuation approach
313 Acquisition LLC [Member] | Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description		The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates.
Share-based compensation awards, Authorized shares		74,062,836
Unrecognized compensation expense		$ 6,820,000
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period		3 years 10 months 21 days
313 Acquisition LLC [Member] | Incentive Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	55.00%	60.00%
Expected exercise term	4 years	4 years 3 months 18 days
Risk-free rate	0.62%	0.62%
313 Acquisition LLC [Member] | Incentive Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	65.00%	65.00%
Expected exercise term	5 years	5 years
Risk-free rate	1.18%	1.18%
313 Acquisition LLC [Member] | Incentive Units [Member] | Chief Executive Officer and President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards		46,484,562
313 Acquisition LLC [Member] | Incentive Units [Member] | Senior Management and Board Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards		69,659,562
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description	The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates
Stock appreciation rights ("SARs"), vesting period	5 years
Stock compensation award, vesting percentage	33.33%
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member] | Chief Executive Officer and President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards	46,484,562
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member] | Senior Management and Board Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards	75,181,252
313 Acquisition LLC [Member] | Incentive Units Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage	66.67%
Vivint [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description	The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by Blackstone.	The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates
Incentive units issued as share-based compensation awards		8,262,500
Expected volatility		60.00%
Expected exercise term		6 years 15 days
Risk-free rate		1.72%
Unrecognized compensation expense		902,000
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period		3 years 11 months 27 days
Reserved for future issuance		36,065,303
Expected dividends	0.00%	0.00%
Incentive units issued as share-based compensation awards, outstanding	7,296,250		7,296,250
Vivint [Member] | Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	55.00%
Expected exercise term	6 years 4 days
Risk-free rate	1.72%
Vivint [Member] | Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	60.00%
Expected exercise term	6 years 6 months
Risk-free rate	1.77%
Vivint [Member] | Stock Appreciation Rights Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights ("SARs"), vesting period			5 years
Stock compensation award, vesting percentage			33.33%
Vivint [Member] | Stock Appreciation Rights Performance Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage			66.67%
Vivint Wireless [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards		70,000
Expected volatility	65.00%	65.00%
Expected exercise term	6 years 6 months	6 years 6 months
Risk-free rate	1.51%	1.51%
Unrecognized compensation expense		$ 142,000
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period		4 years 5 months 1 day
Expected dividends	0.00%	0.00%
Stock appreciation rights ("SARs"), vesting period	5 years	5 years
Incentive units issued as share-based compensation awards, outstanding	70,000		70,000